Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com




December 27, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated December 23, 2013 for the Trust's Hancock Horizon U.S. Small Cap Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 166, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-13-000695) on December 20, 2013.

Please do not hesitate to contact the undersigned at 215.963.5886 should you have any questions.

Very  truly  yours,


/s/ Brian T. London
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Brian T. London